Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each series	178,555.093	213,880.956	186,632.986	234,187.443	226,646.771	349,050.340	512,141.713
Weighted average number of units, Date of initial issuance			July 23, 2001		July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each series	39.121	39.111	39.121	82.295	71.411	186.285	228.982
Weighted average number of units, Date of initial issuance			April 1, 2010		April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each series	14,129.372	15,568.745	14,273.977	17,253.798	16,444.909	24,444.217	26,798.935
Weighted average number of units, Date of initial issuance			September 1, 2009		September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each series	2,540.451	2,200.654	2,482.760	2,193.473	2,198.058	1,861.921	1,241.673
Weighted average number of units, Date of initial issuance			November 1, 2010		November 1, 2010